BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs and Expenses & Severance Costs and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounting Policies [Abstract]
Advertising costs and expenses	$ 27,000	$ 26,700	$ 28,200
Prepaid advertising	$ 432	$ 142